AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 11, 2015.

No. 333-102228

No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 254	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 256	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	With a copy to: Alan P. Goldberg K&L Gates LLP 70 W. Madison St., Suite 3100 Chicago, IL 60602
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on [date] pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 11th day of September, 2015.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title:	Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg Andrew Schlossberg	President	September 11, 2015

/s/ Steven M. Hill Steven M. Hill	Treasurer	September 11, 2015

/s/ Anna Paglia Anna Paglia	Secretary	September 11, 2015

* /s/ Ronn R. Bagge Ronn R. Bagge	Trustee	September 11, 2015

* /s/ Todd J. Barre Todd J. Barre	Trustee	September 11, 2015

* /s/ Kevin M. Carome Kevin M. Carome	Trustee	September 11, 2015

* /s/ Marc M. Kole Marc M. Kole	Trustee	September 11, 2015

* /s/ Yung Bong Lim Yung Bong Lim	Trustee	September 11, 2015

* /s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	September 11, 2015

* /s/ Gary R. Wicker Gary R. Wicker	Trustee	September 11, 2015

* /s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	September 11, 2015

* By: /s/ Anna Paglia Anna Paglia		September 11, 2015

Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 239 and 243 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase